DEFERRED POLICY ACQUISITION COSTS, DEFERRED SALES INDUCEMENTS AND VALUE OF BUSINESS ACQUIRED	12 Months Ended
Dec. 31, 2024
Insurance [Abstract]
DEFERRED POLICY ACQUISITION COSTS, DEFERRED SALES INDUCEMENTS AND VALUE OF BUSINESS ACQUIRED	DEFERRED POLICY ACQUISITION COSTS, DEFERRED SALES INDUCEMENTS AND VALUE OF BUSINESS ACQUIRED
The following tables present a rollforward of DAC, DSI and value of business acquired (“VOBA asset”) for the periods indicated:

AS OF AND FOR THE YEAR ENDED DEC. 31, 2024 US$ MILLIONS	Annuities	P&C	Life Insurance	Total
DAC:
Balance, beginning of year	$1,314	$171	$217	$1,702
Additions	764	474	108	1,346
Derecognition(1)	(1,129)	—	—	(1,129)
Amortization	(63)	(461)	(19)	(543)
Net change	(428)	13	89	(326)
Balance, end of year	$886	$184	$306	$1,376
DSI:
Balance, beginning of year	$257	$—	$—	$257
Additions	394	—	—	394
Derecognition(1)	(246)	—	—	(246)
Amortization	(12)	—	—	(12)
Net change	136	—	—	136
Balance, end of year	$393	$—	$—	$393
VOBA asset:
Balance, beginning of year	$40	$168	$301	$509
Acquisition from business combination(2)	9,321	—	—	9,321
Derecognition(3)	—	—	(221)	(221)
Amortization	(523)	(141)	(18)	(682)
Net change	8,798	(141)	(239)	8,418
Balance, end of year	$8,838	$27	$62	$8,927
Total DAC, DSI and VOBA asset	$10,117	$211	$368	$10,696
__________________________
(1)See Note 16 for the details of effective settlement of a reinsurance arrangement, resulting in the derecognition of DAC and DSI.
(2)See Note 16 for the details of the measurement period adjustment to the VOBA asset included within this amount, which was recognized upon the Company’s acquisition of AEL in May 2024.
(3)See Note 12 for details of a reinsurance transaction in relation to the Company’s Life business at ANGI, resulting in the derecognition of a portion of VOBA asset recognized upon the Company’s acquisition of American National in May 2022.

AS OF AND FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS	Annuities	P&C	Life Insurance	Total
DAC:
Balance, beginning of year	$886	$124	$86	$1,096
Additions	508	464	148	1,120
Amortization	(80)	(417)	(17)	(514)
Net change	428	47	131	606
Balance, end of year	$1,314	$171	$217	$1,702
DSI:
Balance, beginning of year	$85	$—	$—	$85
Additions	182	—	—	182
Amortization	(10)	—	—	(10)
Net change	172	—	—	172
Balance, end of year	$257	$—	$—	$257
VOBA asset:
Balance, beginning of year	$26	$68	$310	$404
Acquisition from business combinations	—	176	—	176
Additions	19	—	18	37
Amortization	(5)	(76)	(27)	(108)
Net change	14	100	(9)	105
Balance, end of year	$40	$168	$301	$509
Total DAC, DSI and VOBA asset	$1,611	$339	$518	$2,468

AS OF AND FOR THE YEAR ENDED DEC. 31, 2022 US$ MILLIONS	Annuities	P&C	Life Insurance	Total
DAC:
Balance, beginning of year	$695	$—	$—	$695
Additions	238	283	114	635
Amortization	(47)	(159)	(28)	(234)
Net change	191	124	86	401
Balance, end of year	$886	$124	$86	$1,096
DSI:
Balance, beginning of year	$15	$—	$—	$15
Additions	73	—	—	73
Amortization	(3)	—	—	(3)
Net change	70	—	—	70
Balance, end of year	$85	$—	$—	$85
VOBA asset:
Balance, beginning of year	$—	$—	$—
Acquisition from business combinations	28	185	325	538
Amortization	(2)	(117)	(15)	(134)
Net change	26	68	310	404
Balance, end of year	$26	$68	$310	$404
Total DAC, DSI and VOBA asset	$997	$192	$396	$1,585
The following table provides the projected VOBA asset amortization expenses for a five-year period and thereafter as of December 31, 2024:

Years	US$ MILLIONS
2025	$770
2026	707
2027	648
2028	600
2029	555
Thereafter	5,647
Total amortization expense	$8,927